Leases - Summary of Supplemental Information Related to Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 46,943	$ 6,713	¥ 68,494
Operating lease liabilities - current	¥ 22,425		¥ 38,113
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Operating lease liabilities - non-current	¥ 18,840	$ 2,694	¥ 25,566
Total operating lease liabilities	¥ 41,265		¥ 63,679
Weighted average remaining lease term	5 years	5 years	2 years 2 months 12 days
Weighted average discount rate	3.23%	3.23%	3.41%